Parent Company - Statement of Financial Position of Constellium N.V. (Parent Company Only) (Detail) - EUR (€) € in Millions	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Current assets
Cash and cash equivalents	€ 164	€ 269	€ 347	€ 472
Trade receivables and other	587	419
Other financial assets	30	69
Total current assets	1,441	1,400
Non-current assets
Property, plant and equipment	1,666	1,517	1,477
Deferred income tax assets	163	164
Total non-current assets	2,460	2,311
Total Assets	3,901	3,711
Current liabilities
Trade payables and other	968	930
Income tax payable	8	11
Other financial liabilities	60	23
Total current liabilities	1,139	1,110
Non-current liabilities
Borrowings	2,094	2,021
Total non-current liabilities	2,876	2,920
Total Liabilities	4,015	4,030
Equity
Share capital	3	3
Share premium	420	420
Accumulated retained earnings	(545)	(750)
Total Equity	(114)	(319)	(570)	(540)
Total Equity and Liabilities	3,901	3,711
Parent [member]
Current assets
Cash and cash equivalents	0	0	€ 0	€ 0
Trade receivables and other	109	53
Other financial assets	38	28
Total current assets	147	81
Non-current assets
Property, plant and equipment	0	0
Financial assets	2,106	2,143
Investments in subsidiaries	144	131
Deferred income tax assets	2
Total non-current assets	2,252	2,274
Total Assets	2,399	2,355
Current liabilities
Trade payables and other	5	6
Income tax payable	21
Other financial liabilities	33	22
Total current liabilities	59	28
Non-current liabilities
Borrowings	2,022	1,957
Total non-current liabilities	2,022	1,957
Total Liabilities	2,081	1,985
Equity
Share capital	3	3
Share premium	429	429
Accumulated retained earnings	(239)	(17)
Other reserves	38	25
Net income/ (loss)	87	(70)
Total Equity	318	370
Total Equity and Liabilities	€ 2,399	€ 2,355